Financing Receivables	12 Months Ended
Mar. 31, 2011
Financing Receivables
Financing Receivables

21.    Financing receivables:

NTT Group has certain "Financing receivables" including loans and lease receivables. These financing receivables are mainly held by the financial subsidiaries of NTT. NTT manages these financing receivables by classifying them into "Installment sales receivable," "Lease receivable," "Loans receivable," "Credit receivable" and "Others."

The allowance for doubtful accounts against financing receivables collectively evaluated for impairment is computed based on each historical bad debt experience. The allowance for doubtful accounts against financing receivables individually evaluated for impairment is computed based on the estimated uncollectible amount based on the analysis of certain individual accounts. In addition, financial receivables that are determined to be uncollectible due to, among other factors, the condition of the debtor are written off at the time of determination.

Allowance for credit losses and financing receivables at March 31, 2011 are as follows:

	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2011	¥7,593	¥26,391	¥12,091	¥4,877	¥73	¥51,025
collectively evaluated for impairment	5,204	14,916	5,684	4,877	3	30,684
individually evaluated for impairment	2,389	11,475	6,407	—	70	20,341
Financing receivable:
Balance at March 31, 2011	¥330,331	¥439,326	¥68,085	¥191,919	¥1,319	¥1,030,980
collectively evaluated for impairment	327,444	424,480	57,613	191,919	883	1,002,339
individually evaluated for impairment	2,887	14,846	10,472	—	436	28,641

Among financing receivables, the main receivables held by the financial subsidiaries are recognized as being in arrears on the basis of time passed since the payment date. Financial receivables determined to have no prospects for collecting contractual interest on the basis of past due date and other factors are no longer recorded as accruing interest.

Financing receivables on nonaccrual status at March 31, 2011 are as follows:

March 31, 2011
Millions of yen
Installment sales receivable	¥738
Lease receivable	8,876
Loans receivable	11,758
Credit receivable	1,712
Others	—

Total	¥23,084

NTT determines the credit quality of financial receivables on the basis of arrearages of receivables and the conditions of debtors, among other factors. Financial receivables for which arrearages continue over a long period are classified as "nonperforming receivables," and all other receivables are classified as "performing receivables." An analysis of age of the recorded investment in financing receivables at March 31, 2011 is as follows:

	March 31, 2011
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥323,790	¥1,854	¥4,687	¥330,331	¥640
Lease receivable	455,201	942	12,898	469,041	4,022
Credit receivable	187,746	2,653	1,712	192,111	—
Others	1,384	10	242	1,636	—
Total	¥968,121	¥5,459	¥19,539	¥993,119	¥4,662

	March 31, 2011
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥189,118	¥11,920	¥201,038	¥—

NTT Group classifies financing receivables as impaired when, based on current information and events, it is probable that NTT will be unable to collect all amounts due according to the contractual terms of the loan agreement, and identifies such impaired receivables as "Impaired financing receivables." Impaired financing receivables at March 31, 2011 are as follows:

	March 31, 2011
	Recorded Investment	Related Allowance	Unpaid Principal Balance
	Millions of yen
With an allowance recorded	¥11,733	¥7,578	¥11,733
With no related allowance recorded	19	—	52